Taxation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Profit (loss) before income taxes	$ (32,532)	$ (68,727)	$ (10,448)
Income tax (expense) income computed at the statutory income tax rate at 25%	7,356	17,182	2,612
Non-deductible expenses	955	(7,393)	(2,654)
Non-taxation income	753		68
Preferential rate	(286)	(790)	(237)
Current and deferred tax rate differences	(971)	238	55
Foreign rate differences	137	(5,670)	(427)
Change of valuation allowance	(7,834)	(4,202)	(1,294)
Statutory income		(1,471)	(215)
R&D super deduction	839	305
Interest expenses			(250)
Income tax (expense) benefit	$ 949	$ (331)	$ (2,342)